Interest-Bearing Loans and Borrowings - Summary of Redemption in Outstanding Principal Amount of Notes (Detail) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
2.250% Notes due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev
Notes issued exchanged percentage	2.25%
Notes issued exchanged due maturity period	Notes due 2020
Original principal amount outstanding	$ 750
Principal amount outstanding purchased	$ 750
3.750% Notes due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev Worldwide
Notes issued exchanged percentage	3.75%
Notes issued exchanged due maturity period	Notes due 2022
Original principal amount outstanding	$ 2,350
Principal amount outstanding purchased	1,101
Principal amount outstanding after purchase	$ 1,249
3.300% Notes due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch InBev Finance
Notes issued exchanged percentage	3.30%
Notes issued exchanged due maturity period	Notes due 2023
Original principal amount outstanding	$ 6,000
Principal amount outstanding purchased	2,886
Principal amount outstanding after purchase	$ 3,114